SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Summary of Share-Based Compensation Costs
The following share-based compensation costs have been recognized in this financial year:

December 31, 2024
CHF in millions

Non-performance based incentive awards	4.9
Performance-based incentive awards	1.2
Shares	0.8
SHIP[1]	2.3
Other	9.9
Total share-based payments costs	19.1
[1] Certain employees can elect for (a portion of) their annual bonus to be paid out in shares. As a consequence, this expense is a part of total share-based compensation.
[2] Sunrise has the intent to settle these awards in shares.

Summary of Fair Value at Grant Date

	Grant date	FV at grant date
Non-performance based incentive awards
LTI 2024 RSU	25/3/2024	34.07
LTI 2024 SAR	25/3/2024	9.66
LTI 2024 RSU	2/8/2024	36.59
LTI 2024 SAR	2/8/2024	10.45
Initial Award RSU	6/12/2024	41.55
Initial Award RSU	30/12/2024	39.32
Performance-based incentive awards
LTI 2024 PSU	25/3/2024	50.01
LTI 2024 PSU	2/8/2024	44.65
Initial Award PSU	6/12/2024	42.09
Initial Award PSU	30/12/2024	42.09
Shares	6/12/2024	41.55

Disclosure of other equity options

Number of units	PSUs	RSUs	SARs	Shares	Total 2024
Balance January 1	-	-	-	-	-
Granted	421,608	408,262	471,729	99,186	1,400,785
Settled	-	-	-	(99,186)	(99,186)
Forfeited	-	(8,863)	(10,485)	-	(19,348)
Balance December 31	421,608	399,399	461,244	0	1,282,251

	Number of SARs units	Weighted average strike price (CHF)
Balance January 1	-	-
Granted	471,729	33.88
Forfeited	(10,485)	33.57
Outstanding December 31	461,244	33.88